RELATED PARTY TRANSACTIONS, INTERMEX HOLDINGS, INC. (FY) (Details) - Intermex Holdings, Inc. and Subsidiaries [Member] - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Related Party Transaction [Line Items]
Monthly management fees plus reimbursement expense	$ 65,000
Reimbursed expenses	$ 12,403
Predecessor [Member]
Related Party Transaction [Line Items]
Reimbursed expenses		$ 18,368